UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE BERNSTEIN PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                    ------   ------------
COMMON STOCKS-98.7%
Consumer Services-25.5%
Advertising-0.1%
Lamar Advertising Co. Cl.A(a)                               1,800    $    79,218
                                                                     -----------
Broadcasting & Cable-1.7%
The E.W. Scripps Co. Cl.A                                  24,000      1,212,720
                                                                     -----------
Entertainment & Leisure-1.1%
Carnival Corp. (Panama)                                    14,500        759,800
                                                                     -----------
Retail-3.6%
eBay, Inc.(a)                                              61,800      2,582,004
                                                                     -----------
Restaurants & Lodging-1.1%
Outback Steakhouse, Inc.                                    6,400        298,112
Starbucks Corp.(a)                                          9,300        488,715
                                                                     -----------
                                                                         786,827
                                                                     -----------
Retail - General Merchandise-6.8%
Lowe's Cos., Inc.                                          33,800      2,238,236
Target Corp.                                               43,400      2,549,750
                                                                     -----------
                                                                       4,787,986
                                                                     -----------
Miscellaneous-11.1%
Electronic Arts, Inc.(a)*                                  36,600      2,108,160
Google, Inc. Cl.A(a)                                        9,600      2,762,496
Yahoo!, Inc.(a)                                            90,600      3,020,604
                                                                     -----------
                                                                       7,891,260
                                                                     -----------
                                                                      18,099,815
                                                                     -----------
Technology-24.8%
Communications Equipment-8.2%
Corning, Inc.(a)                                           75,700      1,442,085
Juniper Networks, Inc.(a)*                                 81,900      1,964,781
QUALCOMM, Inc.                                             61,500      2,428,635
                                                                     -----------
                                                                       5,835,501
                                                                     -----------
Computer Hardware/Storage-8.6%
Apple Computer, Inc.(a)                                    59,400      2,533,410
Dell, Inc.(a)                                              65,800      2,662,926
EMC Corp.(a)                                               64,700        885,743
                                                                     -----------
                                                                       6,082,079
                                                                     -----------
Computer Peripherals-1.1%
Network Appliance, Inc.(a)                                 30,300        772,953
                                                                     -----------
Computer Software-0.9%
Microsoft Corp.                                            26,600        681,226
                                                                     -----------

Semi-Conductor Components-6.0%
Altera Corp.(a)                                            26,600        581,742
Broadcom Corp. Cl.A(a)                                     45,400      1,941,758
Marvell Technology Group, Ltd. (Bermuda)(a)                34,300      1,498,567
Texas Instruments, Inc.                                     7,100        225,496
                                                                     -----------
                                                                       4,247,563
                                                                     -----------
                                                                      17,619,322
                                                                     -----------
Health Care-22.8%
Biotechnology-5.5%
Affymetrix, Inc.(a)*                                       10,300        480,907
Amgen, Inc.(a)                                              9,400        749,650
Genentech, Inc.(a)                                         27,900      2,492,307
Gilead Sciences, Inc.(a)                                    5,000        224,050
                                                                     -----------
                                                                       3,946,914
                                                                     -----------
Drugs-3.1%
Eli Lilly & Co.                                             9,300        523,776
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)*       53,600      1,683,040
                                                                     -----------
                                                                       2,206,816
                                                                     -----------
Medical Products-8.2%
Alcon, Inc. (Switzerland)*                                 14,400      1,649,520
St. Jude Medical, Inc.(a)                                  51,600      2,446,356
Zimmer Holdings, Inc.(a)                                   20,700      1,704,852
                                                                     -----------
                                                                       5,800,728
                                                                     -----------
Medical Services-6.0%
UnitedHealth Group, Inc.                                   37,900      1,982,170
WellPoint, Inc.(a)                                         32,000      2,263,680
                                                                     -----------
                                                                       4,245,850
                                                                     -----------
                                                                      16,200,308
                                                                     -----------
Finance-9.5%
Brokerage & Money Management-4.1%
Franklin Resources, Inc.*                                  11,000        889,020
Legg Mason, Inc.                                            4,200        429,030
Merrill Lynch & Co., Inc.                                   6,700        393,826
The Goldman Sachs Group, Inc.                              11,400      1,225,272
                                                                     -----------
                                                                       2,937,148
                                                                     -----------
Insurance-4.8%
AFLAC, Inc.                                                10,200        460,020
American International Group, Inc.                         34,800      2,094,960
The Progressive Corp.                                       8,701        867,403
                                                                     -----------
                                                                       3,422,383
                                                                     -----------
Miscellaneous-0.6%
Citigroup, Inc.                                             9,400        408,900
                                                                     -----------
                                                                       6,768,431
                                                                     -----------
Energy-5.4%
Oil Service-5.4%
Halliburton Co.                                            33,900      1,900,095
Nabors Industries, Ltd. (Bermuda)(a)*                      29,600      1,937,320
                                                                     -----------
                                                                       3,837,415
                                                                     -----------
Consumer Staples-3.6%
Household Products-2.9%
Colgate-Palmolive Co.                                       6,900        365,286
The Procter & Gamble Co.                                   30,400      1,691,152
                                                                     -----------
                                                                       2,056,438
                                                                     -----------

Retail - Food & Drug-0.7%
Whole Foods Market, Inc.                                    3,400        464,134
                                                                     -----------
                                                                       2,520,572
                                                                     -----------
Capital Goods-3.5%
Miscellaneous-3.5%
General Electric Co.                                       70,900      2,446,050
                                                                     -----------
Consumer Manufacturing-3.1%
Building & Related-3.1%
Pulte Homes, Inc.                                          23,200      2,171,984
                                                                     -----------
Aerospace & Defense-0.5%
Aerospace-0.5%
The Boeing Co.                                              5,100        336,651
                                                                     -----------
Total Common Stocks
(cost $50,973,439)                                                    70,000,548
                                                                     -----------

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-1.8%
Time deposit-1.8%
State Street Euro Dollar
2.60%, 8/01/05
(cost $1,317,000)                                          $1,317      1,317,000
                                                                      ----------

Total Investment Before Security Lending
Collateral-100.5%
(cost $52,290,439)                                                    71,317,548
                                                                      ----------

                                                          Shares    U.S. $ Value
                                                        ---------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-7.6%
Short-Term Investment
UBS Private Money Market Fund, LLC, 3.20%
(cost $5,380,120)                                       5,380,120     5,380,120
                                                                    -----------

Total Investments-108.1%
(cost $57,670,559)                                                   76,697,668
Other assets less liabilities-(8.1%)                                 (5,743,757)
                                                                    -----------
Net Assets-100%                                                     $70,953,911
                                                                    -----------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
-------                                                 ---------   ------------
Common Stocks-97.9%
Real Estate Investment Trusts-97.9%
Apartments-15.6%
Archstone-Smith Trust                                     529,500   $ 22,503,750
Avalonbay Communities, Inc.                               200,500     17,555,780
Camden Property Trust                                     135,800      7,507,024
Equity Residential Properties Trust                       795,200     32,126,080
Essex Property Trust, Inc.                                144,400     13,264,584
Mid-America Apartment Communities, Inc.                   160,400      7,723,260
United Dominion Realty Trust, Inc.                        924,000     23,515,800
                                                                    ------------
                                                                     124,196,278
                                                                    ------------
Diversified & Others-5.9%
Cousins Properties, Inc.                                  185,000      6,031,000
iStar Financial, Inc.                                     170,200      7,282,858
Vornado Realty Trust                                      379,700     33,656,608
                                                                    ------------
                                                                      46,970,466
                                                                    ------------
Health Care-1.3%
Health Care Property Investors, Inc.                       86,000      2,395,960
Windrose Medical Properties Trust                         499,500      7,617,375
                                                                    ------------
                                                                      10,013,335
                                                                    ------------
Lodging-10.1%
Hilton Hotels Corp.                                       312,400      7,731,900
Host Marriott Corp.                                     1,547,300     28,857,145
LaSalle Hotel Porperties                                  164,800      5,738,336
Starwood Hotels & Resorts Worldwide, Inc.                 377,200     23,884,304
Sunstone Hotel Investors, Inc.                            534,000     13,809,240
                                                                    ------------
                                                                      80,020,925
                                                                    ------------
Office-22.5%
Alexandria Real Estate Equities, Inc.                     344,800     27,739,160
Arden Realty, Inc.                                        225,900      9,020,187
Boston Properties, Inc.                                   367,900     28,015,585
Brookfield Properties Corp. (Canada)                      773,950     22,444,550
CarrAmerica Realty Corp.                                  318,300     12,362,772
Corporate Office Properties Trust                         691,500     23,282,805
Equity Office Properties Trust                            305,550     10,831,747
Glenborough Realty Trust, Inc.                            267,100      5,598,416
Mack-Cali Realty Corp.                                    167,200      8,010,552
Maguire Properties, Inc.                                  456,700     13,678,165
Prentiss Properties Trust                                 216,900      8,777,943
Reckson Associates Realty Corp.                           153,600      5,394,432
SL Green Realty Corp.                                      56,300      3,924,110
                                                                    ------------
                                                                     179,080,424
                                                                    ------------

Office - Industrial Mix-0.2%
Duke Realty Corp.                                          47,300      1,606,308
                                                                    ------------
Regional Malls-15.7%
General Growth Properties, Inc.                           846,475     38,920,921
Macerich Co.                                              108,900      7,646,958
Mills Corp.                                               354,600     23,070,276
Simon Property Group, Inc.                                685,700     54,677,718
                                                                    ------------
                                                                     124,315,873
                                                                    ------------
Shopping Centers-12.8%
Developers Diversified Realty Corp.                       772,900     37,617,043
Kimco Realty Corp.                                        276,550     18,158,273
Pan Pacific Retail Properties, Inc.                       181,900     12,643,869
Regency Centers Corp.                                     412,300     25,438,910
Tanger Factory Outlet Centers, Inc.                       281,200      8,098,560
                                                                    ------------
                                                                     101,956,655
                                                                    ------------
Specialty-0.5%
Digital Reality Trust, Inc.                               216,300      4,096,722
                                                                    ------------
Storage-3.6%
Public Storage, Inc.                                      340,500     22,728,375
Sovran Self Storage, Inc.                                 116,800      5,642,608
                                                                    ------------
                                                                      28,370,983
                                                                    ------------
Warehouse & Industrial-9.7%
EastGroup Properties, Inc.                                390,400     16,943,360
First Potomac Realty Trust                                217,200      5,723,220
ProLogis Trust                                          1,196,300     54,503,428
                                                                    ------------
                                                                      77,170,008
                                                                    ------------
Total Common Stocks
(cost $515,530,018)                                                  777,797,977
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-2.0%
Time Deposit-2.0%
State Street Euro Dollar
2.60%, 8/01/05
(cost $15,884,000)                                       $15,884      15,884,000
                                                                    ------------
Total Investments-99.9%
(cost $531,414,018)                                                  793,681,977
Other assets less liabilities-0.1%                                       678,697
                                                                    ------------
Net Assets-100%                                                     $794,360,674
                                                                    ------------

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                   -------   ------------

COMMON STOCKS-98.1%

Consumer Services-25.9%
Advertising-3.0%
AQuantive, Inc.(a)                                        147,300   $  2,778,078
Digitas, Inc.(a)                                           20,800        234,624
Getty Images, Inc.(a)                                      40,300      3,254,225
                                                                    ------------
                                                                       6,266,927
                                                                    ------------
Apparel-2.7%
Chico's FAS, Inc.(a)                                       64,500      2,587,095
Urban Outfitters, Inc.(a)                                  49,300      2,993,003
                                                                    ------------
                                                                       5,580,098
                                                                    ------------
Broadcasting & Cable-1.8%
Entravision Communications Corp. Cl.A(a)                    7,100         60,705
XM Satellite Radio Holdings, Inc. Cl.A(a)                 105,300      3,751,839
                                                                    ------------
                                                                       3,812,544
                                                                    ------------
Entertainment & Leisure-1.9%
Activision, Inc.(a)                                       187,766      3,819,160
Sunterra Corp.(a)                                           8,600        121,088
                                                                    ------------
                                                                       3,940,248
                                                                    ------------
Gaming-2.0%
Station Casinos, Inc.                                      55,800      4,098,510
                                                                    ------------
Restaurants & Lodging-0.6%
Orient-Express Hotels, Ltd. Cl.A (Bermuda)                 37,400      1,197,922
                                                                    ------------
Retail - General Merchandise-2.0%
Dick's Sporting Goods, Inc.(a)                            102,450      4,069,314
MarineMax, Inc.(a)                                          5,000        166,300
                                                                    ------------
                                                                       4,235,614
                                                                    ------------
Miscellaneous-11.9%
CB Richard Ellis Group, Inc. Cl.A(a)                       78,600      3,618,744
Dycom Industries, Inc.(a)                                 100,800      2,459,520
Education Management Corp.(a)                              49,500      1,720,125
Insight Enterprises, Inc.(a)                               11,000        224,400
Iron Mountain, Inc.(a)                                    124,400      4,265,676
Laureate Education, Inc.(a)                                79,130      3,584,589
Resources Connection, Inc.(a)                               8,300        249,000
Robert Half International, Inc.                           132,800      4,500,592
The Corporate Executive Board Co.                          48,100      3,880,708
ZipRealty, Inc.(a)                                          3,950         54,392
                                                                    ------------
                                                                      24,557,746
                                                                    ------------
                                                                      53,689,609
                                                                    ------------
Technology-22.4%
Communication Equipment-1.7%
ADC Telecommunications, Inc.(a)                            61,200      1,599,768
ADTRAN, Inc.                                               70,200      1,878,552
                                                                    ------------
                                                                       3,478,320
                                                                    ------------
Communication Services-0.0%
InPhonic, Inc.(a)                                           4,900         78,400
                                                                    ------------
Communications Equipment-1.4%
Nextel Partners, Inc. Cl.A(a)                             115,900      2,885,910
                                                                    ------------

Computer Services-3.8%
Alliance Data Systems Corp.(a)                             51,100      2,175,328
Anteon International Corp.(a)                               4,700        220,665
Cognizant Technology Solutions Corp.(a)                    48,700      2,390,196
Global Payments, Inc.                                      40,400      2,676,096
Kanbay International, Inc.(a)                               8,240        182,598
Ness Technologies, Inc.(a)                                  7,600         76,000
Sapient Corp.(a)                                           16,700        129,926
                                                                    ------------
                                                                       7,850,809
                                                                    ------------
Computer Software-2.9%
Macromedia, Inc.(a)                                        59,800      2,400,970
Quest Software, Inc.(a)                                   254,900      3,632,325
                                                                    ------------
                                                                       6,033,295
                                                                    ------------
Contract Manufacturing-0.7%
Semtech Corp.(a)                                           78,500      1,441,260
                                                                    ------------
Semi-Conductor Capital Equipment-2.2%
Lam Research Corp.(a)                                      60,700      1,726,915
MEMC Electronic Materials, Inc.(a)                        168,100      2,856,019
                                                                    ------------
                                                                       4,582,934
                                                                    ------------
Semi-Conductor Components-3.0%
International Rectifier Corp.(a)                           44,200      2,079,610
Intersil Corp. Cl.A                                       203,200      3,935,984
Microsemi Corp.(a)                                         14,100        301,035
                                                                    ------------
                                                                       6,316,629
                                                                    ------------
Software-3.5%
Business Objects S.A. (ADR)(France)(a)                     32,100      1,059,621
CACI International, Inc. Cl.A(a)                           31,300      2,059,227
Comverse Technology, Inc.(a)                              161,500      4,084,335
                                                                    ------------
                                                                       7,203,183
                                                                    ------------
Miscellaneous-3.2%
Amphenol Corp. Cl.A                                        72,840      3,244,294
MICROS Systems, Inc.(a)                                     5,200        223,340
Wind River Systems, Inc.(a)                               184,100      3,146,269
                                                                    ------------
                                                                       6,613,903
                                                                    ------------
                                                                      46,484,643
                                                                    ------------
Health Care-19.0%
Biotechnology-6.3%
Affymetrix, Inc.(a)                                        46,800      2,185,092
CV Therapeutics, Inc.(a)                                   13,700        385,929
Invitrogen Corp.(a)                                        27,600      2,367,252
MGI Pharma, Inc.(a)                                        75,400      2,058,420
Nektar Therapeutics(a)                                     21,300        399,588
Neurocrine Biosciences, Inc.(a)                             9,100        451,178
Pharmion Corp.(a)                                          56,600      1,394,624
Protein Design Labs, Inc.(a)                              166,200      3,787,698
                                                                    ------------
                                                                      13,029,781
                                                                    ------------
Medical Products-4.6%
Angiotech Pharmaceuticals, Inc. (Canada)(a)               77,300       1,042,004
Animas Corp.(a)                                            7,500         156,975
Dade Behring Holdings, Inc.                               20,200       1,531,160
Immucor, Inc.(a)                                          77,000       2,115,190
OraSure Technologies, Inc.(a)                             10,600         114,268
Respironics, Inc.(a)                                      74,300       2,815,970
Ventana Medical Systems, Inc.(a)                          39,100       1,679,736
VNUS Medical Technologies, Inc.(a)                         6,300          78,372
                                                                    ------------
                                                                       9,533,675
                                                                    ------------

Medical Services-8.1%
Charles River Laboratories International, Inc.(a)          60,000      2,922,000
Covance, Inc.(a)                                           59,900      2,968,045
Psychiatric Solutions, Inc.(a)                             54,400      2,620,992
Stericycle, Inc.(a)                                        54,900      3,190,788
United Surgical Partners International, Inc.(a)            60,600      2,182,206
WellCare Health Plans, Inc.(a)                             74,985      2,873,425
                                                                    ------------
                                                                      16,757,456
                                                                    ------------
                                                                      39,320,912
                                                                    ------------
Energy-10.6%
Domestic Integrated-1.4%
Chesapeake Energy Corp.                                   106,600      2,783,326
                                                                    ------------
Domestic Producers-1.6%
Newfield Exploration Co.(a)                                79,600      3,382,204
                                                                    ------------
Oil Service-5.5%
Bill Barrett Corp.(a)                                      78,900      2,524,011
Cooper Cameron Corp.(a)                                    39,300      2,789,514
Diamond Offshore Drilling, Inc.                            49,100      2,801,646
National-Oilwell Varco, Inc.(a)                            63,600      3,329,460
                                                                    ------------
                                                                      11,444,631
                                                                    ------------
Pipelines-2.1%
Grant Prideco, Inc.(a)                                    134,500      4,317,450
                                                                    ------------
                                                                      21,927,611
                                                                    ------------
Finance-6.5%
Brokerage & Money Management-5.1%
Affiliated Managers Group, Inc.(a)                         38,250      2,727,225
BlackRock, Inc. Cl.A                                       40,400      3,434,000
Lazard, Ltd. Cl.A (Bermuda)(a)                            113,300      2,703,338
optionsXpress Holdings, Inc.(a)                           112,300      1,821,506
                                                                    ------------
                                                                      10,686,069
                                                                    ------------
Insurance-0.1%
Primus Guaranty, Ltd. (Bermuda)(a)                         17,000        231,030
                                                                    ------------
Miscellaneous-1.3%
CapitalSource, Inc.(a)                                    108,200      2,118,556
Cathay General Bancorp                                     10,900        387,386
Morningstar, Inc.(a)                                        6,400        173,759
                                                                    ------------
                                                                       2,679,701
                                                                    ------------
                                                                      13,596,800
                                                                    ------------
Basic Industry-5.4%
Chemicals-2.3%
Chemtura Corp.                                            153,400      2,414,516
Georgia Gulf Corp.                                         72,300      2,294,079
                                                                    ------------
                                                                       4,708,595
                                                                    ------------
Mining & Metals-3.1%
Allegheny Technologies, Inc.                              120,580      3,505,261
Joy Global, Inc.                                           71,100      2,920,077
                                                                    ------------
                                                                       6,425,338
                                                                    ------------
                                                                      11,133,933
                                                                    ------------
Transportation-3.7%
Air Freight-2.4%
C. H. Robinson Worldwide, Inc.                             39,900      2,496,543
Expeditors International of Washington, Inc.               47,000      2,587,350
                                                                    ------------
                                                                       5,083,893
                                                                    ------------

Trucking-0.1%
Werner Enterprises, Inc.                                    6,450        122,357
                                                                    ------------
Miscellaneous-1.2%
BorgWarner, Inc.                                           44,600      2,594,382
                                                                    ------------
                                                                       7,800,632
                                                                    ------------
Capital Goods-1.7%
Electrical Equipment-0.1%
Essex Corp.(a)                                              6,600        138,270
                                                                    ------------
Miscellaneous-1.6%
IDEX Corp.                                                 76,350      3,334,968
                                                                    ------------
                                                                       3,473,238
                                                                    ------------
Aerospace & Defense-1.5%
Aerospace-1.5%
Precision Castparts Corp.                                  35,400      3,185,292
                                                                    ------------
Consumer Staples-0.9%
Household Products-0.9%
Tempur-Pedic International, Inc.(a)                       106,200      1,827,702
                                                                    ------------
Multi-Industry Companies-0.5%
Chemed Corp.                                               23,900      1,027,700
                                                                    ------------
Total Common Stocks
(cost $183,092,189)                                                  203,468,072
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-0.4%
Time Deposit-0.4%
State Street Euro Dollar
2.60%, 8/01/05
(cost $792,000)                                            $792          792,000
                                                                    ------------
Total Investments-98.5%
(cost $183,884,189)                                                  204,260,072
Other assets less liabilities-1.5%                                     3,019,620
                                                                    ------------
Net Assets-100%                                                     $207,279,692
                                                                    ------------

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005